STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2023:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2022	26,334	$707.63	6.53	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired / Forfeited	(20)	770.40	-	-
Outstanding at September 30, 2023	26,314	$707.59	4.74	-
Exercisable at September 30, 2023	24,505	722.84	-	-
Vested and expected to vest	26,314	$707.59	4.74	-

The following table summarizes the Company’s stock option activity during the year ended December 31, 2022:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2021	18,505	$576.70	6.00	$10,207,306
Granted	9,535	928.11	8.34	-
Exercised	-	-	-	-
Expired / Forfeited	(1,706)	519.62	-	-
Outstanding at December 31, 2022	26,334	707.63	6.53	-
Exercisable at December 31, 2022	23,258	738.89	6.19	-
Vested and expected to vest	26,334	707.63	6.53	-

SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2023):

Nine Months Ended September 30, 2022
Exercise price	$103.20 - 1,507.20
Expected stock price volatility	76.61 - 95.87%
Expected term (years)	5.19 - 10.00
Risk-free interest rate	1.52% - 3.14%
Expected dividend yield	0.00%

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2021):

December 31, 2022
Exercise price	$102.00-1,507.20
Expected stock price volatility	76.61% - 95.87%
Expected term (years)	5.19-10.00
Risk-free interest rate	1.52% - 3.14%
Expected dividend yield	0%

SCHEDULE OF RESTRICTED STOCK UNITS

The following table summarizes the Company’s restricted stock units activity during the nine months ended September 30, 2023:

	Restricted Stock Units	Weighted average fair value
Outstanding at December 31, 2022	1,003	$120.02
Released	(938)	101.40
Cancelled	(2)	386.40
Outstanding at September 30, 2023	63	$388.80

The following table summarizes the Company’s restricted stock units activity during the year ended December 31, 2022:

	Restricted Stock Units	Weighted average fair value
Outstanding at December 31, 2021	-	$-
Granted	5,320	215.22
Released	(3,485)	294.29
Cancelled	(832)	-
Outstanding at December 31, 2022	1,003	$120.02

SCHEDULE OF COMMON STOCK FUTURE ISSUANCE

The following shares of common stock are reserved for future issuance:

September 30, 2023
Awards outstanding under the 2021 Omnibus Incentive Plan	26,377
Awards available for future grant under 2021 Omnibus Incentive Plan	617,112
Warrants outstanding	4,929,996
Total shares of common stock reserved for future issuance	5,573,485

The following shares of common stock are reserved for future issuance:

December 31, 2022
Awards outstanding under the 2021 Omnibus Incentive Plan	27,337
Awards available for future grant under 2021 Omnibus Incentive Plan	4,569
2022 Notes outstanding	162,232
Warrants outstanding	668,970
Total shares of common stock reserved for future issuance	863,108